Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Current Award Activity
The following tables summarize information regarding performance unit and restricted unit activity during the calendar year ended December 31, 2019.

Current Award Activity
	Calendar Year Ended December 31, 2019
	Number of ALA Performance Units	Number of Performance Units	Number of Restricted Units
Non-vested and outstanding, beginning of the year	—	5,934,828	2,253,585
Granted	27,707	—	—
Settled	—	—	—
Vested	—	—	(620,382)
Canceled/forfeited	—	(2,376,117)	(692,789)
Non-vested and outstanding, end of year	27,707	3,558,711	940,414